Average Annual Total Returns			12 Months Ended	60 Months Ended	63 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(1.28%)	4.54%	5.77%
Performance Inception Date		Oct. 01, 2019
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(1.50%)	4.41%	5.63%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(0.37%)	3.62%	4.60%
MSCI World Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index
Average Annual Return, Percent	[2]		19.19%	11.70%	13.10%
S&P Global Clean Energy Transition Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Global Clean Energy Transition Index
Average Annual Return, Percent	[3]		(25.79%)	0.74%	2.31%
FTSE Global Core Infrastructure 50/50 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE Global Core Infrastructure 50/50 Index
Average Annual Return, Percent	[4]		10.46%	4.07%	4.71%

[1]	Prior to February 4, 2022, the performance information quoted reflects the performance information from the inception date of the Predecessor Fund (October 1, 2019).
[2]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index references the Predecessor Fund’s inception date.
[3]	The S&P Global Clean Energy Transition Index (formerly known as S&P Global Clean Energy Index) is designed to measure the performance of companies in global clean energy-related businesses from both developed and emerging markets, with a target constituent count of 100.
[4]	The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights are adjusted as part of the semi-annual review according to three broad industry sectors - 50% Utilities, 30% transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. Company weights within each group are adjusted in proportion to their investable market capitalization.